Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul. 01, 2013
Supplement [Text Block]	jpmt1_SupplementTextBlock

J.P. MORGAN FUNDS

JPMorgan SmartAllocation Income Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 26, 2013 to the

Prospectuses dated July 1, 2013, as supplemented

Effective immediately, the JPMorgan SmartAllocation Income Fund (the "Fund") strategic target allocation table on page 2 of the Prospectuses under the "What are the Fund's main investment strategies?" section is deleted in its entirety and replaced with the following table.

Asset Class	Strategic Target Allocation[1]	Tactical Range
U.S. Fixed Income	76%	+/- 20%
High Yield	16%	+/- 10%
Emerging Markets Debt	8%	+/- 10%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan SmartAllocation Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt1_SupplementTextBlock

J.P. MORGAN FUNDS

JPMorgan SmartAllocation Income Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 26, 2013 to the

Prospectuses dated July 1, 2013, as supplemented

Effective immediately, the JPMorgan SmartAllocation Income Fund (the "Fund") strategic target allocation table on page 2 of the Prospectuses under the "What are the Fund's main investment strategies?" section is deleted in its entirety and replaced with the following table.

Asset Class	Strategic Target Allocation[1]	Tactical Range
U.S. Fixed Income	76%	+/- 20%
High Yield	16%	+/- 10%
Emerging Markets Debt	8%	+/- 10%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE